Equity Based Compensation Plans - Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock options outstanding and exercisable
Options outstanding, Number	31,877,527
Options outstanding, Weighted average remaining contractual term	6 years 10 months 17 days
Options outstanding, Weighted average exercise price	$ 1.42
Options exercisable, Number	11,309,677
Options exercisable, Weighted average exercise price	$ 1.42
Range One [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 0.74
Range of exercise price, Upper range limit	$ 0.99
Options outstanding, Number	708,000
Options outstanding, Weighted average remaining contractual term	9 years 9 months
Options outstanding, Weighted average exercise price	$ 0.88
Options exercisable, Number
Options exercisable, Weighted average exercise price
Range Two [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 1.00
Range of exercise price, Upper range limit	$ 1.00
Options outstanding, Number	7,619,161
Options outstanding, Weighted average remaining contractual term	5 years 4 months 21 days
Options outstanding, Weighted average exercise price	$ 1.00
Options exercisable, Number	7,102,411
Options exercisable, Weighted average exercise price	$ 1.00
Range Three [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 1.01
Range of exercise price, Upper range limit	$ 1.26
Options outstanding, Number	367,500
Options outstanding, Weighted average remaining contractual term	7 years 4 months 10 days
Options outstanding, Weighted average exercise price	$ 1.12
Options exercisable, Number	92,500
Options exercisable, Weighted average exercise price	$ 1.20
Range Four [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 1.34
Range of exercise price, Upper range limit	$ 1.34
Options outstanding, Number	19,467,899
Options outstanding, Weighted average remaining contractual term	7 years 8 months 16 days
Options outstanding, Weighted average exercise price	$ 1.34
Options exercisable, Number	2,148,174
Options exercisable, Weighted average exercise price	$ 1.34
Range Five [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 1.35
Range of exercise price, Upper range limit	$ 5.05
Options outstanding, Number	3,696,967
Options outstanding, Weighted average remaining contractual term	5 years 18 days
Options outstanding, Weighted average exercise price	$ 2.83
Options exercisable, Number	1,948,592
Options exercisable, Weighted average exercise price	$ 2.98
Range Six [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 7.40
Range of exercise price, Upper range limit	$ 7.40
Options outstanding, Number	5,500
Options outstanding, Weighted average remaining contractual term	4 years 1 month 10 days
Options outstanding, Weighted average exercise price	$ 7.40
Options exercisable, Number	5,500
Options exercisable, Weighted average exercise price	$ 7.40
Range Seven [Member]
Stock options outstanding and exercisable
Range of exercise price, Lower range limit	$ 10.80
Range of exercise price, Upper range limit	$ 10.80
Options outstanding, Number	12,500
Options outstanding, Weighted average remaining contractual term	2 years 6 months
Options outstanding, Weighted average exercise price	$ 10.80
Options exercisable, Number	12,500
Options exercisable, Weighted average exercise price	$ 10.80